SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
SHARE-BASED COMPENSATION
Compensation expense	¥ 114,820	¥ 70,945
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	28,818	10,499
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	24,963	16,441
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	59,452	43,505
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 1,587	¥ 500